Quarterly Holdings Report
for
Fidelity Freedom® 2035 Fund
June 30, 2022
F35-NPRT1-0822
1.818371.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.81% to 1.7% 7/21/22 to 9/29/22 (b) (Cost $14,728,330)	14,750,000	14,727,609

Domestic Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	40,797,594	363,098,584
Fidelity Series Blue Chip Growth Fund (c)	70,615,123	743,577,240
Fidelity Series Commodity Strategy Fund (c)	69,621,516	336,271,920
Fidelity Series Growth Company Fund (c)	116,459,619	1,600,155,170
Fidelity Series Intrinsic Opportunities Fund (c)	65,649,251	1,156,083,311
Fidelity Series Large Cap Stock Fund (c)	93,410,089	1,529,123,160
Fidelity Series Large Cap Value Index Fund (c)	39,048,208	526,369,845
Fidelity Series Opportunistic Insights Fund (c)	60,827,174	890,509,827
Fidelity Series Small Cap Discovery Fund (c)	17,121,905	170,534,174
Fidelity Series Small Cap Opportunities Fund (c)	48,458,567	547,581,812
Fidelity Series Stock Selector Large Cap Value Fund (c)	98,920,785	1,180,124,967
Fidelity Series Value Discovery Fund (c)	62,132,747	905,895,456
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,692,675,873)		9,949,325,466

International Equity Funds - 36.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	47,226,068	629,995,749
Fidelity Series Emerging Markets Fund (c)	37,608,034	309,890,203
Fidelity Series Emerging Markets Opportunities Fund (c)	170,539,224	2,790,021,704
Fidelity Series International Growth Fund (c)	108,019,675	1,511,195,259
Fidelity Series International Small Cap Fund (c)	26,729,970	400,949,549
Fidelity Series International Value Fund (c)	155,222,909	1,488,587,697
Fidelity Series Overseas Fund (c)	144,321,297	1,508,157,554
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,412,117,771)		8,638,797,715

Bond Funds - 21.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,762,622	23,758,550
Fidelity Series Emerging Markets Debt Fund (c)	16,899,412	123,027,716
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,958,203	41,153,089
Fidelity Series Floating Rate High Income Fund (c)	2,748,813	23,804,721
Fidelity Series High Income Fund (c)	15,868,616	128,059,735
Fidelity Series International Credit Fund (c)	1,235,552	10,230,372
Fidelity Series International Developed Markets Bond Index Fund (c)	61,950,078	547,019,190
Fidelity Series Investment Grade Bond Fund (c)	266,091,882	2,735,424,543
Fidelity Series Long-Term Treasury Bond Index Fund (c)	207,361,605	1,381,028,288
Fidelity Series Real Estate Income Fund (c)	7,030,893	72,769,744
TOTAL BOND FUNDS (Cost $5,832,157,721)		5,086,275,948

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d) (Cost $31,413,137)	31,407,218	31,413,500

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,983,092,832)	23,720,540,238
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,195,143
NET ASSETS - 100.0%	23,724,735,381

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	885	Sep 2022	82,154,550	283,953	283,953
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	969	Sep 2022	48,580,815	3,007	3,007

TOTAL EQUITY INDEX CONTRACTS					286,960

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,041	Sep 2022	478,984,781	(708,055)	(708,055)

TOTAL PURCHASED					(421,095)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	372	Sep 2022	70,484,700	(661,588)	(661,588)

TOTAL FUTURES CONTRACTS					(1,082,683)
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,727,609.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	26,072,237	66,085,778	60,744,515	41,037	-	-	31,413,500	0.1%
Total	26,072,237	66,085,778	60,744,515	41,037	-	-	31,413,500

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,471,766	247,504	1,142,295	-	(87,986)	(2,730,439)	23,758,550
Fidelity Series All-Sector Equity Fund	452,644,898	3,927,767	14,711,245	-	(3,613,518)	(75,149,318)	363,098,584
Fidelity Series Blue Chip Growth Fund	743,116,631	224,918,352	5,434,326	-	(752,029)	(218,271,388)	743,577,240
Fidelity Series Canada Fund	772,535,919	6,938,172	42,435,723	-	(1,640,237)	(105,402,382)	629,995,749
Fidelity Series Commodity Strategy Fund	411,257,876	3,712,543	61,344,323	-	7,892,199	(25,246,375)	336,271,920
Fidelity Series Emerging Markets Debt Fund	141,087,586	3,133,289	4,600,684	1,737,764	(670,697)	(15,921,778)	123,027,716
Fidelity Series Emerging Markets Debt Local Currency Fund	45,864,369	1,327,696	2,415,042	-	(362,428)	(3,261,506)	41,153,089
Fidelity Series Emerging Markets Fund	348,177,997	7,787,643	6,900,200	-	(1,579,744)	(37,595,493)	309,890,203
Fidelity Series Emerging Markets Opportunities Fund	3,137,701,639	77,504,036	77,593,478	-	(21,933,559)	(325,656,934)	2,790,021,704
Fidelity Series Floating Rate High Income Fund	27,718,837	543,614	2,938,475	296,109	(321,297)	(1,197,958)	23,804,721
Fidelity Series Growth Company Fund	1,852,349,334	238,433,581	13,462,335	-	(1,465,406)	(475,700,004)	1,600,155,170
Fidelity Series High Income Fund	166,483,874	3,447,683	24,431,198	2,056,548	(2,658,340)	(14,782,284)	128,059,735
Fidelity Series International Credit Fund	11,369,458	71,213	-	71,213	-	(1,210,299)	10,230,372
Fidelity Series International Developed Markets Bond Index Fund	456,531,592	125,999,615	8,657,795	281,949	(684,894)	(26,169,328)	547,019,190
Fidelity Series International Growth Fund	1,768,739,893	69,827,180	47,533,459	-	(8,830,419)	(271,007,936)	1,511,195,259
Fidelity Series International Small Cap Fund	485,600,878	4,472,463	9,430,776	-	(2,335,130)	(77,357,886)	400,949,549
Fidelity Series International Value Fund	1,786,347,865	15,704,177	88,241,945	-	(1,804,657)	(223,417,743)	1,488,587,697
Fidelity Series Intrinsic Opportunities Fund	1,739,928,680	13,772,974	446,399,230	-	63,010,177	(214,229,290)	1,156,083,311
Fidelity Series Investment Grade Bond Fund	3,256,685,329	48,016,365	386,725,634	19,622,062	(31,781,596)	(150,769,921)	2,735,424,543
Fidelity Series Large Cap Stock Fund	1,647,354,196	130,453,049	12,862,476	-	1,225,004	(237,046,613)	1,529,123,160
Fidelity Series Large Cap Value Index Fund	620,080,218	5,503,326	24,354,200	-	2,603,308	(77,462,807)	526,369,845
Fidelity Series Long-Term Treasury Bond Index Fund	1,462,678,682	168,120,826	62,496,676	8,681,228	(15,290,945)	(171,983,599)	1,381,028,288
Fidelity Series Opportunistic Insights Fund	949,033,246	146,058,321	7,100,379	-	(577,561)	(196,903,800)	890,509,827
Fidelity Series Overseas Fund	1,778,495,495	65,864,863	25,935,433	-	(4,788,242)	(305,479,129)	1,508,157,554
Fidelity Series Real Estate Income Fund	100,745,186	1,767,495	21,257,636	1,332,145	(1,065,802)	(7,419,499)	72,769,744
Fidelity Series Small Cap Discovery Fund	203,152,679	24,090,307	4,212,244	22,297,824	(330,938)	(52,165,630)	170,534,174
Fidelity Series Small Cap Opportunities Fund	670,406,240	5,970,357	14,768,155	-	(1,810,409)	(112,216,221)	547,581,812
Fidelity Series Stock Selector Large Cap Value Fund	1,387,609,440	22,219,876	68,236,039	-	(2,652,241)	(158,816,069)	1,180,124,967
Fidelity Series Value Discovery Fund	1,055,646,397	9,414,588	68,487,596	-	9,551,121	(100,229,054)	905,895,456
	27,506,816,200	1,429,248,875	1,554,108,997	56,376,842	(22,756,266)	(3,684,800,683)	23,674,399,129

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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